Income (Loss) Per Share	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
INCOME (LOSS) PER SHARE
15.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended June 30, 2021, 2020 and 2019, respectively:

	For the Years Ended June 30,
	2021	2020	2019
Net (loss) income attributable to Bit Brother Ltd’s (fka Urban Tea, Inc.) Shareholders	$(8,132,886)	$(2,106,600)	$27,555,442
Net loss from continuing operations	$(8,132,886)	$(2,106,600)	$(932,863)
Net income (loss) from discontinued operations	$-	$-	$28,488,305

Weighted Average Shares Outstanding-Basic and Diluted	10,151,051	3,322,733	1,805,515

(Loss) income per share- basic and diluted	$(0.8)	$(0.6)	$15.3
Net loss per share from continuing operations – basic and diluted	$(0.8)	$(0.6)	$(0.5)
Net income (loss) per share from discontinued operations – basic and diluted	$-	$-	$15.8

Basic income (loss) per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended June 30, 2021, 2020, and 2019 The number of warrants is excluded from the computation as the anti-dilutive effect.